Prepayments and Advances (Tables)	6 Months Ended
Dec. 31, 2020
Prepayments and Advances [Abstract]
Schedule of prepayments and advances
	December 31, 2020	June 30, 2020
	(Unaudited)
Prepayment for online concert	$1,648,000	$1,000,000
Prepayment for program license fees	30,000	20,000
Prepayment for vehicle purchase	-	150,000
Prepayment for online artists agent	265,000	-
Prepayments and advances	$1,943,000	$1,170,000